TRADE RECEIVABLES AND OTHER (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Non-current
Trade receivables	€ 0	€ 0
Income tax receivables	34	35
Other taxes	0	0
Contract assets	23	16
Prepaid expenses	1	1
Other	9	8
Total other receivables	67	60
Total trade receivables and other	67	60
Current
Trade receivables	341	393
Income tax receivables	15	22
Other taxes	33	35
Contract assets	2	2
Prepaid expenses	6	8
Other	9	14
Total other receivables	65	81
Total trade receivables and other	406	474
Total factored assets	514	574
Cost
Non-current
Trade receivables	0	0
Current
Trade receivables	345	395
Impairment
Non-current
Trade receivables	0	0
Current
Trade receivables	€ (4)	€ (2)